Business Combination (Details) - D-Wave Systems Inc. [Member] $ in Millions	Feb. 07, 2022 USD ($)
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested	$ 40.0
Proceeds from Divestiture of Businesses and Interests in Affiliates	$ 49.0